Segment Information and Geographic Data - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Segment information and geographic data
Elimination of intersegment receivables	$ (45,798)		$ (14,430)
Elimination of intersegment investment and goodwill	(44,997)		(19,332)
TOTAL ASSETS	616,378	$ 514,587	154,989
Operating segments
Segment information and geographic data
TOTAL ASSETS	50,817		13,233
Corporate
Segment information and geographic data
Other Assets	$ 656,356		$ 175,518